Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Oct. 08, 2021	Aug. 31, 2022	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
An SEC rule adopted in 2022 requires that we include in the proxy statement disclosure of the relationship between executive compensation and our financial performance over the past three fiscal years, with future annual meeting proxy statements expanding the period by an additional year until the period addressed by the disclosure is five years. As specified by the SEC rule, the following table presents for each of the past five fiscal years:
•
the total compensation of each individual serving as principal executive officer (“PEO”) of the Company, as calculated in accordance with the presentation of Total compensation in the Summary Compensation Table, appearing on page 31, with separate columns for each individual who served as PEO during this period (Randal W. Baker, identified as First PEO in the table and elsewhere in this section of the proxy statement, served as Enerpac’s principal executive officer until October 8, 2021, and Mr. Sternlieb, identified as Second PEO in the table and elsewhere in this section of the proxy statement, has served as our principal executive officer since then);

•
the amount of “Compensation Actually Paid” as determined in accordance with the SEC rule for each PEO, with footnotes describing and quantifying the adjustments from Total compensation as reported in accordance with the presentation of such amounts required for the Summary Compensation Table to derive Compensation Actually Paid;

•
the average total compensation, as calculated in accordance with the presentation of Total compensation in the Summary Compensation Table, of the individuals, other than the PEO, listed as named executive officers in our proxy statement for the annual meeting held in the year following each such year (the “Non-PEO NEOs”), with a footnote to the table identifying the individuals comprising the Non-PEO NEOs in each year;

•
the average amount of “Compensation Actually Paid” as determined in accordance with the SEC rule for the Non-PEO NEOs, with footnotes describing and quantifying the adjustments from Total compensation as reported in accordance with the presentation of such amounts required for the Summary Compensation Table to derive such average Compensation Actually Paid;

•
Enerpac’s cumulative total shareholder return (“TSR”) for the period beginning on the last trading day of the year preceding the earliest year presented in the table and ending the last trading day of the year presented in the table (for example, for fiscal 2024, the period from August 31, 2020 through August 31, 2024), assuming the investment of $100 in Enerpac common stock on the first day of such period;

•
the cumulative TSR for each such period of the peer group of companies identified in a footnote to the table calculated on the same basis as Enerpac’s TSR, but assuming an investment on the first day of such period of $100 in the common stock of such companies, allocated among such companies based on their respective market capitalization at August 31, 2020;

•	the net income of Enerpac and its subsidiaries on a consolidated basis as presented in our consolidated statement of operations included in the accompanying annual report; and
•
Adjusted EBITDA, a measure selected by us for presentation in this table as the most important financial performance measure linking Compensation Actually Paid to the NEOs for the most recent fiscal year to company performance.

The table presents Compensation Actually Paid in accordance with the requirements of the SEC rule. As identified in the footnotes to the table, the determination of Compensation Actually Paid includes adjustments to reflect, among other things, period-to-period changes in the value of unvested equity awards and the Performance Share Awards. Accordingly, such amounts do not reflect the value of compensation actually delivered to, or received by the PEOs or the Non-PEO NEOs, in the period reported in the table. The amount of actual compensation received by any executive officers depends on whether the executive officer satisfies the conditions for vesting of any such award, the extent to which performance conditions for performance-based awards are satisfied and the value of our common stock on the date such awards vest.

							Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for First PEO(1) ($)	Summary Compensation Table Total for Second PEO(2) ($)	Compensation Actually Paid to First PEO(3) ($)	Compensation Actually Paid to Second PEO(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(4) ($)	Average Compensation Actually Paid to Non-PEO NEOs(3) ($)	Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return(6) ($)	Net Income(7) (h)	Adjusted EBITDA(8) (i)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	($ in thousands)
2025	N/A	6,548,272	N/A	6,103,350	1,178,700	1,101,350	205.08	236.27	92,749	153,595
2024	N/A	6,043,435	N/A	14,472,158	749,384	977,061	199.74	205.11	85,749	147,486
2023	N/A	9,608,506	N/A	11,699,671	1,171,205	1,405,400	126.71	162.50	46,561	136,343
2022	525,459	6,913,269	(52,920)	6,687,110	1,181,201	1,041,667	93.64	134.30	15,686	82,828
2021	4,481,386	N/A	5,931,625	N/A	1,141,200	1,376,759	121.22	144.79	38,077	74,692
(1)
Randal W. Baker served as President and Chief Executive Officer during all of fiscal 2021 and in fiscal 2022 until October 8, 2021 and is identified as First PEO in the table. The negative amount of Compensation Actually Paid reported for fiscal 2022 reflects a decline in the value of outstanding equity awards in that fiscal year and the forfeiture of certain awards in that year as a result of his departure.

(2)	Paul E. Sternlieb has served as Chief Executive Officer since October 8, 2021 and is identified as Second PEO in the table.
(3)	“Compensation Actually Paid” to our Named Executive Officers represents the “Total” compensation reported in the Summary Compensation Table for fiscal 2025, as adjusted per SEC rules as follows:

Adjustments	For Fiscal 2025
	Second PEO	Average Non-PEO NEOs
	($)	($)
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	(4,520,634)	(436,532)
Increase based on ASC 718 Fair Value of Awards Granted during Fiscal Year that Remain Unvested as of Fiscal Year End, Determined as of Fiscal Year End	3,589,814	297,957
Increase based on ASC 718 Fair Value of Awards Granted during the Fiscal Year that Vested during the Fiscal Year, determined as of Vesting Date	—	34,009
Increase/deduction for Awards Granted during Prior Fiscal Year that were Outstanding and Unvested as of Fiscal Year End, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Fiscal Year End	245,840	(13,958)
Increase/deduction for Awards Granted during Prior Fiscal Year that Vested During Fiscal Year, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Vesting Date	230,621	40,735
Deduction of ASC 718 Fair Value of Awards Granted during Prior Fiscal Year that were Forfeited during the Fiscal Year, determined as of Prior Fiscal Year End	—	—
Increase Based on Dividends or Other Earnings Paid during the Fiscal Year prior to Vesting Date	9,436	439
Increase Based on Incremental Fair Value of Options/SARs Modified During Fiscal Year	—	—
Deduction for Change in the Actuarial Present Values Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Fiscal Year	—	—
TOTAL ADJUSTMENTS	(444,922)	(77,350)
(4)
This amount is the average of the total compensation, as calculated in accordance with the presentation of Total compensation in the Summary Compensation Table appearing on page 31, of the Non-PEO NEOs in each year. The following table lists the individuals who comprise the Non-PEO NEOs in each of the covered years:

Fiscal 2025	Fiscal 2024	Fiscal 2023	Fiscal 2022	Fiscal 2021
Darren M. Kozik	P. Shannon Burns	Anthony P. Colucci	Anthony P. Colucci	Rick T. Dillon
Eric T. Chack	Benjamin J. Topercer	Benjamin J. Topercer	Benjamin J. Topercer	John Jeffrey Schmaling
Benjamin J. Topercer	James P. Denis	James P. Denis	Rick T. Dillon	Fabrizio Rasetti
Noah N. Popp	Eric T. Chack	Markus Limberger	John Jeffrey Schmaling	Barbara G. Bolens
P. Shannon Burns	Anthony P. Colucci	Barbara G. Bolens	Barbara G. Bolens
James P. Denis			Scott M. Vuchetich
Bryan R. Johnson
Fabrizio Rasetti

(5)
Represents the company’s TSR for the period beginning on the last trading day of the year preceding the earliest year presented in the table and ending the last trading day of the covered year, which includes the reinvestment of dividends paid on our common stock during the relevant period.

(6)
Represents the TSR for the period beginning on the last trading day of the year preceding the earliest year presented in the table and ending the last trading day of the covered year, which includes dividends paid during the relevant period, of the common stock of the companies included in the S&P SmallCap 600 Industrials index.

(7)	Represents net income of Enerpac and its subsidiaries on a consolidated basis, which includes the results of discontinued operations in each of the periods presented.
(8)
The Company selected measure is adjusted EBITDA, which is a measure used in the annual cash incentive plan. Adjusted EBITDA is the Company’s earnings before interest, income tax, depreciation and amortization expenses, adjusted by adding selected expenses that the Talent Development and Compensation Committee believes do not reflect normal operating conditions and subtracting certain selected income items that the Talent Development and Compensation Committee believes do not reflect normal operating conditions. Adjusted EBITDA is calculated in a manner consistent with adjusted EBITDA as presented by the Company in its quarterly and annual earnings announcements, with additional adjustments to exclude annual incentive compensation expense and for certain items selected by the Talent Development and Compensation Committee that it believes do not reflect normal operating conditions.

Company Selected Measure Name			adjusted EBITDA
Named Executive Officers, Footnote
(1)
Randal W. Baker served as President and Chief Executive Officer during all of fiscal 2021 and in fiscal 2022 until October 8, 2021 and is identified as First PEO in the table. The negative amount of Compensation Actually Paid reported for fiscal 2022 reflects a decline in the value of outstanding equity awards in that fiscal year and the forfeiture of certain awards in that year as a result of his departure.

(2)	Paul E. Sternlieb has served as Chief Executive Officer since October 8, 2021 and is identified as Second PEO in the table.
(4)
This amount is the average of the total compensation, as calculated in accordance with the presentation of Total compensation in the Summary Compensation Table appearing on page 31, of the Non-PEO NEOs in each year. The following table lists the individuals who comprise the Non-PEO NEOs in each of the covered years:

Fiscal 2025	Fiscal 2024	Fiscal 2023	Fiscal 2022	Fiscal 2021
Darren M. Kozik	P. Shannon Burns	Anthony P. Colucci	Anthony P. Colucci	Rick T. Dillon
Eric T. Chack	Benjamin J. Topercer	Benjamin J. Topercer	Benjamin J. Topercer	John Jeffrey Schmaling
Benjamin J. Topercer	James P. Denis	James P. Denis	Rick T. Dillon	Fabrizio Rasetti
Noah N. Popp	Eric T. Chack	Markus Limberger	John Jeffrey Schmaling	Barbara G. Bolens
P. Shannon Burns	Anthony P. Colucci	Barbara G. Bolens	Barbara G. Bolens
James P. Denis			Scott M. Vuchetich
Bryan R. Johnson
Fabrizio Rasetti

Peer Group Issuers, Footnote
(6)
Represents the TSR for the period beginning on the last trading day of the year preceding the earliest year presented in the table and ending the last trading day of the covered year, which includes dividends paid during the relevant period, of the common stock of the companies included in the S&P SmallCap 600 Industrials index.

Adjustment To PEO Compensation, Footnote
(3)	“Compensation Actually Paid” to our Named Executive Officers represents the “Total” compensation reported in the Summary Compensation Table for fiscal 2025, as adjusted per SEC rules as follows:

Adjustments	For Fiscal 2025
	Second PEO	Average Non-PEO NEOs
	($)	($)
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	(4,520,634)	(436,532)
Increase based on ASC 718 Fair Value of Awards Granted during Fiscal Year that Remain Unvested as of Fiscal Year End, Determined as of Fiscal Year End	3,589,814	297,957
Increase based on ASC 718 Fair Value of Awards Granted during the Fiscal Year that Vested during the Fiscal Year, determined as of Vesting Date	—	34,009
Increase/deduction for Awards Granted during Prior Fiscal Year that were Outstanding and Unvested as of Fiscal Year End, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Fiscal Year End	245,840	(13,958)
Increase/deduction for Awards Granted during Prior Fiscal Year that Vested During Fiscal Year, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Vesting Date	230,621	40,735
Deduction of ASC 718 Fair Value of Awards Granted during Prior Fiscal Year that were Forfeited during the Fiscal Year, determined as of Prior Fiscal Year End	—	—
Increase Based on Dividends or Other Earnings Paid during the Fiscal Year prior to Vesting Date	9,436	439
Increase Based on Incremental Fair Value of Options/SARs Modified During Fiscal Year	—	—
Deduction for Change in the Actuarial Present Values Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Fiscal Year	—	—
TOTAL ADJUSTMENTS	(444,922)	(77,350)

Non-PEO NEO Average Total Compensation Amount			$ 1,178,700	$ 749,384	$ 1,171,205	$ 1,181,201	$ 1,141,200
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,101,350	977,061	1,405,400	1,041,667	1,376,759
Adjustment to Non-PEO NEO Compensation Footnote
(3)	“Compensation Actually Paid” to our Named Executive Officers represents the “Total” compensation reported in the Summary Compensation Table for fiscal 2025, as adjusted per SEC rules as follows:

Adjustments	For Fiscal 2025
	Second PEO	Average Non-PEO NEOs
	($)	($)
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	(4,520,634)	(436,532)
Increase based on ASC 718 Fair Value of Awards Granted during Fiscal Year that Remain Unvested as of Fiscal Year End, Determined as of Fiscal Year End	3,589,814	297,957
Increase based on ASC 718 Fair Value of Awards Granted during the Fiscal Year that Vested during the Fiscal Year, determined as of Vesting Date	—	34,009
Increase/deduction for Awards Granted during Prior Fiscal Year that were Outstanding and Unvested as of Fiscal Year End, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Fiscal Year End	245,840	(13,958)
Increase/deduction for Awards Granted during Prior Fiscal Year that Vested During Fiscal Year, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Vesting Date	230,621	40,735
Deduction of ASC 718 Fair Value of Awards Granted during Prior Fiscal Year that were Forfeited during the Fiscal Year, determined as of Prior Fiscal Year End	—	—
Increase Based on Dividends or Other Earnings Paid during the Fiscal Year prior to Vesting Date	9,436	439
Increase Based on Incremental Fair Value of Options/SARs Modified During Fiscal Year	—	—
Deduction for Change in the Actuarial Present Values Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Fiscal Year	—	—
TOTAL ADJUSTMENTS	(444,922)	(77,350)

Compensation Actually Paid vs. Total Shareholder Return

Relationship of Executive Compensation Actually Paid to TSR

Compensation Actually Paid vs. Net Income

Relationship of Executive Compensation Actually Paid to Net Income

Compensation Actually Paid vs. Company Selected Measure

Relationship of Executive Compensation Actually Paid to Adjusted EBITDA

Total Shareholder Return Vs Peer Group

Relationship of Executive Compensation Actually Paid to TSR

Tabular List, Table
Performance measures used to link performance to executive compensation
We have listed below the four performance measures that represent the most important metrics we used to link Compensation Actually Paid to our NEOs for fiscal 2025 to Company performance:
•	adjusted EBITDA,
•	organic sales growth,
•	adjusted EBITDA margin, and
•	free cash flow conversion.
These measures are described beginning on page 23 of this proxy statement.

Total Shareholder Return Amount			$ 205.08	199.74	126.71	93.64	121.22
Peer Group Total Shareholder Return Amount			236.27	205.11	162.5	134.3	144.79
Net Income (Loss)			$ 92,749,000	$ 85,749,000	$ 46,561,000	$ 15,686,000	$ 38,077,000
Company Selected Measure Amount			153,595,000	147,486,000	136,343,000	82,828,000	74,692,000
PEO Name	Randal W. Baker	Paul E. Sternlieb	Paul E. Sternlieb	Paul E. Sternlieb	Paul E. Sternlieb		Randal W. Baker
Measure:: 1
Pay vs Performance Disclosure
Name			adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name			organic sales growth
Measure:: 3
Pay vs Performance Disclosure
Name			adjusted EBITDA margin
Measure:: 4
Pay vs Performance Disclosure
Name			free cash flow conversion
Paul E. Sternlieb [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,548,272	$ 6,043,435	$ 9,608,506	$ 6,913,269
PEO Actually Paid Compensation Amount			6,103,350	$ 14,472,158	$ 11,699,671	6,687,110
Randal W. Baker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						525,459	$ 4,481,386
PEO Actually Paid Compensation Amount						$ (52,920)	$ 5,931,625
PEO | Paul E. Sternlieb [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(444,922)
PEO | Paul E. Sternlieb [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Paul E. Sternlieb [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,520,634)
PEO | Paul E. Sternlieb [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,589,814
PEO | Paul E. Sternlieb [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			245,840
PEO | Paul E. Sternlieb [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Paul E. Sternlieb [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			230,621
PEO | Paul E. Sternlieb [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Paul E. Sternlieb [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,436
PEO | Paul E. Sternlieb [Member] | Increase Based on Incremental Fair Value of Options SARs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(77,350)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(436,532)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			297,957
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,958)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			34,009
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			40,735
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			439
Non-PEO NEO | Increase Based on Incremental Fair Value of Options SARs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0